As filed with the Securities and Exchange Commission on September 25, 1997
                                           Registration No. 33-47975*
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                    POST-EFFECTIVE AMENDMENTS NO. 5 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 150
                           Multistate Series 52


B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199  Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                   Copy to:
       LEE B. SPENCER, JR., ESQ.             KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED       CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)
 ___
/  / immediately upon filing on (date) pursuant to
      paragraph (b);
 ___
/X / on September 30, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.
_______________
* This Registration Statement combines two Registration Statements (File Nos. 33-47974 and 33-47975) pursuant to Rule 429.

CUSIPS: 63701J108R;63701J124R;63701J116R                             MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.

--------------------------------------------------------------------------------

                                              NATIONAL MUNICIPAL TRUST
                                              Series 150
NMT
                                              Multistate Series 52
--------------------------------------------------------------------------------

The initial public offering of Units in each Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of long-term state, municipal and public authority debt obligations, and the conservation of capital. In addition, in the opinion of bond counsel to the issuers of the obligations, the interest income on the obligations held by the underlying unit investment trusts composing Multistate Series 52 designated as the California Trust (Insured) and the New York Trust (Insured) (the 'California Trust (Insured)' and the 'New York Trust (Insured),' collectively the 'State Trusts,' or singularly, the 'State Trust') (the 'Trusts' or the 'Trust' or in the case of the California Trust (Insured) and the New York Trust (Insured) the 'Insured Trusts' or the 'Insured Trust' as the context requires), is exempt from state and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named. There is, of course, no guarantee that the Trusts' objectives will be achieved. The value of the Units of each Trust will fluctuate with the value of the portfolio of underlying Securities. Each municipal bond in an Insured Trust is covered by an irrevocable insurance policy as a result of which the Units of each Insured Trust were rated 'AAA' by Standard & Poor's Corporation as of the Date of Deposit. Insurance guaranteeing the scheduled payment of principal of and interest on the securities in the California Trust (Insured) and the New York Trust (Insured) to the maturity of such Securities has been obtained at the cost of the issuer at the time of issuance. No representation is made as to the insurers' ability to meet their commitments. The Securities in Series 150 are not insured. The Securities in the Trusts are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of each Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                            Minimum Purchase: 1 Unit

PUBLIC OFFERING PRICE of the Units of each Trust is equal to the aggregate bid side evaluation of the underlying Securities in each Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

--------------------------------------------------------------------------------
Sponsor:
                                                Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                             Prospectus dated
this Prospectus for future reference               September 30, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 150
                              Multistate Series 52
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................             A-iii
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------
This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    National Municipal Trust, Series 150 ('National Trust (Uninsured)') and Multistate Series 52 which consists of two separate underlying unit investment trusts designated as the California Trust (Insured) and the New York Trust (Insured) (the 'California Trust (Insured)' and the 'New York Trust (Insured),' collectively, the 'State Trusts,' or singularly, the 'State Trust') (the 'Trusts' or the 'Trust' or in the case of the California Trust (Insured) and the New York Trust (Insured) the 'Insured Trusts' or the 'Insured Trust' as the context requires) are composed of interest-bearing municipal bonds (the 'Securities.') The Securities in the State Trusts are issued primarily by or on behalf of the State for which the State Trust is named and counties, municipalities, authorities and political subdivisions thereof. The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder) and, as respects the underlying State Trusts, exempt from State and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named.

    INSURANCE guaranteeing the scheduled payments of principal of and interest on the Securities in the portfolios of the Insured Trusts has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from AMBAC Indemnity Corporation ('AMBAC'), Capital Guaranty Insurance Company ('Cap. Gty.'), Financial Security Assurance ('FSA'), Municipal Bond Insurance Association ('MBIA'), Municipal Bond Investors Assurance Corporation ('MBIAC'), and/or Financial Guaranty Insurance Company ('Financial Guaranty' or 'FGIC') (singularly, each an 'Insurance Company' and, collectively, the 'Insurance Companies.') (See Part B--'The Trust--Insurance on the Securities in the Portfolio of an Insured Trust.') As a result of the insurance, the Securities and the Units of each Insured Trust have received a rating of 'AAA' by Standard & Poor's Corporation. There can be no assurance that Units of the Insured Trusts will retain this 'AAA' rating. There is, of course, no guarantee that the objectives of the Insured Trusts will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the Insurance Company involved may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer, but supplements the issuer's existing credit and provides additional security therefor. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by each Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in each Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market--Public Offering Price.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of each Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. Insurance obtained by the Security issuer does not guarantee the market value of the Securities or the value of the Units. Any such insurance obtained by the issuer may be considered to represent an
                                      A-i
element of market value in regard to the Securities thus insured. The insurance on the Securities in the Insured Trusts does not protect Unit Holders from the risk that the value of the units may decline. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors (including a decline in the creditworthiness of an insurer in the case of an insured trust which may also result in a decline in the 'AAA' rating of the Units of an insured trust), a decline in creditworthiness of the issuer of said Securities.

    Note: In Part B 'Rights of Unit Holders--Distribution of Interest and Principal,' The Minimum Principal Distribution Amount is amended to read $1.00 per Unit.

    Note: The second paragraph in Part B 'Sponsor' is amended to delete such paragraph and replace it with the following:

    Prudential Securities is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., and Prudential World Fund, Inc.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust (Uninsured)

    The Portfolio contains 10 issues of Securities of issuers located in 8 states. One of the issues (3.0% of the Trust) is a general obligation of a governmental entity and is backed by the general taxing powers of that entity. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: convention center facilities: 15.1%* of the Trust; health and hospital facilities: 40.4%* of the Trust; housing facilities: 11.8%* of the Trust; industrial revenue facilities: 19.9%* of the Trust; water and sewer facilities: 9.8%* of the Trust. The Trust is concentrated in health and hospital facilities Securities.

    The Portfolio also contains Securities representing 7.5%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986.

    Approximately 7.5%* of the Securities in the Trust also contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities.

    51.7%* of the Securities in the Trust are rated by Standard & Poor's Corporation (32.2%* being rated AAA and 19.5%* being rated A) and 48.3%* of the Securities in the Trust are rated by Moody's Investors Service (7.5%* being rated Aa, 27.0%* being rated A and 13.8%* being rated Baa). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Five Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on August 21, 1997.

    Of these original issue discount bonds, approximately 9.2% of the aggregate principal amount of the Securities in the Trust (although only 3.0%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimates that 25.7% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities.')

   California Trust (Insured)

    The Portfolio contains 6 issues of Securities of issuers located in the State of California. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: health and hospital facilities: 17.0%* of the Trust; port facilities: 29.1%* of the Trust; governmental lease payments:
18.6%* of the Trust; special tax bonds: 35.3%* of the Trust. The Trust is concentrated in ports facilities and special tax bonds.

    100% of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Three Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 1.1% of the aggregate principal amount of the Securities in the Trust (although only 0.4%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 10.6%*;
FSA: 17%*; MBIA: 72.4%*.

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, the Prudential Investment Corporation, estimates that 29.2% of the estimated annual income per unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (see 'Tax Status' and 'Schedule of Portfolio Securities.')

   New York Trust (Insured)

    The Portfolio contains 9 issues of Securities of issuers located in the State of New York. One of the issues (21.5%* of the Trust) is a general obligation of a governmental entity and is backed by the general taxing powers of that entity. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: health and hospital facilities: 24.6%* of the Trust; education facilities: 23.8%* of the Trust; utility facilities:
21.1%* of the Trust; water and sewer facilities: 5.5%* of the Trust; miscellaneous facilities: 3.5%* of the Trust.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Six Securities in the Trust have been issued with an 'original issue discount.' (see Part B--'Tax Status.')
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on August 21, 1997.

    Of these original issue discount bonds, approximately 8% of the aggregate principal amount of the Securities in the Trust (although only 3.5%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 11.6%*;
FSA: 40%*; FGIC: 25.1%*; MBIA: 23.3%*.

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, the Prudential Investment Corporation, estimates that 22% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (see 'Tax Status' and 'Schedule of Portfolio Securities.')

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 51.4%* of the Trust was acquired.
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on August 21, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 150
                                  (UNINSURED)
                             As of August 21, 1997

FACE AMOUNT OF SECURITIES.......................... $8,720,000.00

NUMBER OF UNITS....................................         9,345

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/9,345th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the Trust...................................... $8,815,837.12

  Divided by 9,345 Units........................... $      943.37

  Plus sales charge of 4.740% of Public Offering
    Price (4.976% of net amount invested in
    Securities).................................... $       46.94
                                                    -------------

  Public Offering Price per Unit(2)(4)............. $      990.31
                                                    -------------
                                                    -------------

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $46.94 less than Public Offering
  Price per Unit)(4)............................... $      943.37
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum .25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--90.8%; at par--0%; at a discount from par--9.2%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,000,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: June 23, 1992(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $62.09
  Less estimated annual expenses per Unit(3).....................................................     1.58
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $60.51
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1681
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     6.11%
Estimated Long-Term Return(6)....................................................................    3.978%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 5.04
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of August 21, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to August 26, 1997, the expected date of settlement for the purchase of Units on August 21, 1997 was $15.97.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                      A-v

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 52
                                CALIFORNIA TRUST
                                   (INSURED)
                             As of August 21, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $1,870,000.00

NUMBER OF UNITS....................................         1,935

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/1,935th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the Trust...................................... $2,043,933.90

  Divided by 1,935 Units........................... $    1,056.30

  Plus sales charge of 5.149% of Public Offering
    Price (5.429% of net amount invested in
    Securities).................................... $       57.34
                                                    -------------

  Public Offering Price per Unit(2)(4)............. $    1,113.64
                                                    -------------
                                                    -------------

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $57.34 less than Public Offering
  Price per Unit)(4)............................... $    1,056.30
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--98.9%; at par--0%; at a discount from par--1.1%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,200,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: June 23, 1992(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $63.37
  Less estimated annual expenses per Unit(3).....................................................    (2.66)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $60.71
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1686
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.45%
Estimated Long-Term Return(6)....................................................................    3.910%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 5.05
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of August 21, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to August 26, 1997, the expected date of settlement for the purchase of Units on August 21, 1997 was $5.47.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                      A-vi

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 52
                                 NEW YORK TRUST
                                   (INSURED)
                             As of August 21, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $3,615,000.00

NUMBER OF UNITS....................................         3,648

FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/3,648th

PUBLIC OFFERING PRICE

  Aggregate bid side evaluation of Securities in
    the Trust...................................... $3,875,358.45

  Divided by 3,648 Units........................... $    1,062.32

  Plus sales charge of 5.016% of Public Offering
    Price (5.281% of net amount invested in
    Securities).................................... $       56.10
                                                    -------------

  Public Offering Price per Unit(2)(4)............. $    1,118.42
                                                    -------------
                                                    -------------

REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $56.10 less than Public Offering
  Price per Unit)(4)............................... $    1,062.32
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--92%; at par--0%; at a discount from par--8%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,600,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: June 23, 1992(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $63.06
  Less estimated annual expenses per Unit(3).....................................................    (1.98)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $61.08
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1697
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.46%
Estimated Long-Term Return(6)....................................................................    3.956%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 5.09
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of August 21, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to August 26, 1997, the expected date of settlement for the purchase of Units on August 21, 1997 was $5.47.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                     A-vii

             SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES

Risk Factors

    Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain additional risk factors:

    The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Trust

    The State Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments regarding the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. The following information constitutes only a brief summary and is not intended as a complete description.

    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including their distribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordinger v. Hahn, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an 'appropriations limit' on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. The 'appropriations limit' does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    If a government entity raises revenues beyond its 'appropriation limit' in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. 'Debt service' is excluded from these limitations, and is defined as 'appropriations required to ay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters].' In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax) defined as tax levied for other than general governmental purposes) imposed by local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989,

(vii) requires that, in the event a local government fails to comply with the provisions of t his measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by noncharter cities in California without voter approval. It is not possible to predict the impact of the decision.

    In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amount permitted to be spent and which would otherwise be returned by revisions of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. All funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

    In November 1988, California voters approved Proposition 218. This initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

    Certain tax-exempt securities in which the State Trust may invest be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

    From 1990 to 1993, California (the 'State') faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to exceeded 800,000. California's economy has been recovering and growing steadily stronger since the start of 1994. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pre-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national average, fell to the low 6 percent range in mid-1997, compared to over 10 percent during the recession. Many of the new jobs were created in such industries as computer services, software design, motion pictures and high technology manufacturing. Business services, export trade and other manufacturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of Northern California. Personal income grew by over 7 percent of $55 billion in 1996. The residential construction sector of the State's economy remained weak in 1996, with permits for new housing increasing modestly from the previous year. In addition, the restructuring and consolidation occurring in California's aerospace and financial services industries, while aimed at making the companies involved more efficient and competitive in the longer term, has produced some negative economic consequences in the shorter term, including uncertain job outlook for many workers.

    The recession has affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits. With the end of the recession, the State's financial condition has
                                      A-ix
improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

    On December 6, 1994, Orange County, California (the 'County'), together with its pooled investment funds (the 'Pools'), filed for protection under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Orange County emerged from bankruptcy after the successful sale of $880 million in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23 percent.

    Los Angeles County, the nation's largest county is also experiencing financial difficulty. In August 1995 the credit rating of the County's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June, 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The County's budgetary difficulties have continued and their effect, as well as the effect of the improving California economy, on the 1997-1998 budget is still uncertain.

   1997-98 Fiscal Year Budget

    On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 levels), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. (The expenditure figure assumes restoration of $200 million of vetoed funding.) The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.

The following are major features of the 1997-98 Budget Act:

    1. For the second year in a row, the Budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years.

    2. The Budget Act reflects a $1.235 billion pension case judgment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. In May, 1997, the California Supreme Court in PERS v. Wilson made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ('PERF') to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, at the Governor's direction, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. No provision exists for any additional payments relating to this court case.

    3. Continuing the third year of a four-year 'compact' which the State Administration has made with higher education units, funding from the General Fund for the University of California and California State University has increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

    4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

    5. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs reform program.
                                      A-x

    6. Unlike prior years, this Budget Act does not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incarceration costs for illegal immigrants.

    7. The Budget Act contains no tax increases, and tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million. Subsequent to the adoption and signature of the Budget Act, the Governor and Legislature reached certain agreements related to State expenditures and taxes, including support, on an annual basis, for a $931 million (by full implementation in the 1999-2000 fiscal year) tax cut aimed primarily at middle income families but also including businesses, $80 million to provide health insurance for uninsured children, $450 million to pay for county courts, $300 million for pay raises for State employees, and $52 million for tuition cuts for California public universities and community colleges.
These agreements mostly will affect budgets in future fiscal years and their impact on the State's budget and the State's support for local governments is uncertain.

    THE FOREGOING DISCUSSION OF THE 1997-98 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT 'PRELIMINARY OFFICIAL STATEMENT' DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

   State Indebtedness

    As of August 1, 1997, the State had over $17.82 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $8.26 billion remained unissued as of August 1, 1997. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1997, the State had approximately $6.17 billion of outstanding Lease-Purchase Debt.

    In addition to the general obligation bonds, State agencies and authorities had approximately $19.09 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1997. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

   Litigation

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

   Ratings

    Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+.

    The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

                        SUPPLEMENT TO PART B--TAX STATUS

   California Tax Status

On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing California state income tax law which read as follows:

    The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

    The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured Trust under the income tax laws of the State of California;

    Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

    Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

    Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of California;

    Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

    Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

In the opinion of Messrs. Paul, Hastings, Janofsky & Walker, LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

   New York State

    The 1996-97 Executive Budget proposes $3.9 billion in actions to balance the 1996-97 Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1996-97 were projected at $35 billion, an increase of $2.3 billion or 7 percent from 1995-96. This increase would have resulted from growth in Medicaid, inflationary increases in school aid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1995-96. Receipts would have been expected to fall by $1.6 billion. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1995-96 and implementation of previously enacted tax reduction programs.

    In recent years, State actions affecting the level of receipts and disbursements, as well as the relative strength of the State and regional economy, actions of the Federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the cost of maintaining or increasing the level of support for State programs. The 1995-96 enacted budget combines significant tax and program reductions which will, in the current and future years, lower both the recurring receipts base (before the effect of any economic stimulus from such tax reductions) and the historical annual growth in state program spending. Notwithstanding these changes, the State can expect to continue to confront structural deficits in future years.

    The 1995-96 State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The net amount of nonrecurring resources used in the 1995-96 State Financial Plan is estimated by the Division of the Budget at over $600 million. In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflects actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97, in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year. Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected
                                     A-xii
to provide greater reductions in State fiscal year 1996-97. These include actions to reduce the State work force, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

    The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements in State fiscal year 1996-97. The Governor has indicated that in the 1996-97 Executive Budget he will propose to close this potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

    To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. To correct recurring budgetary imbalances, the State would need to take significant actions to align recurring receipts and disbursements in future fiscal years. There can be no assurance, however that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

    The State is a defendant in numerous legal proceedings and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1996-97 fiscal year or thereafter.

    The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

    From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

   New York City

    The fiscal health of the State is closely related to the fiscal health of its localities, particularly The City of New York (the 'City'), which has required and continues to require significant financial assistance from the State which financial assistance could be affected by State revenue short-falls or spending increases beyond its projections. For each of its 1981 through 1995 fiscal years, the City, as required by State law, achieved balanced operating results, in accordance with GAAP.

    The New York State Financial Emergency Act for The City of New York (the 'Financial Emergency Act'), among other things, established the New York State Financial Control Board (the 'Control Board') to oversee the City's financial affairs. The City operates under a four-year financial plan which is prepared annually and is updated quarterly. The City submits its financial plans as well as the updates quarterly to the Control Board for its review. The Municipal Assistance Corporation for The City of New York ('MAC') and the Office of the State Deputy Comptroller for The City of New York ('OSDC') assist the Control Board in exercising its powers and responsibilities and exercise various monitoring functions relating to the City's financial position.

    During recent fiscal years, as a result of the slowing economy, the City experienced significant shortfalls from earlier projections in almost all of its major tax sources, and was required to take exceptional measures to close substantial budget gaps in order to maintain balanced budgets. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base. The City's Financial Plan for the 1996-99 fiscal years, sets forth actions to close a projected budget gap of $3.1 billion for the 1996 fiscal year. The Financial Plan also outlines projected budget gaps of $2.0 billion, $3.3 billion and $4.1 billion for the 1997 through 1999 fiscal years, respectively.
                                     A-xiii

    As of June 30, 1995, the City estimated that its potential future liability on account of outstanding claims against it amounted to approximately $2.5 billion and while the outcome of the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1996-1999 Financial Plan.

    On July 10, 1995, Standard and Poor's revised its rating of City bonds downward to 'BBB+' and continued its negative rating outlook assessment. In February 1991, Moody's Investors Service lowered its rating on the City's general obligation bonds from 'A' to 'Baa1.'

    Over the long term, serious potential economic problems may continue to aggravate State and local financial conditions. For decades, the State economy has grown more slowly than the nation as a whole, resulting in the gradual erosion of the State's relative economic affluence and tax base, and the relocation of certain manufacturing operations and executive offices outside the State. The causes of this relative decline are varied and complex, in many cases involving national and international developments beyond the State's control. Part of the reason for the long-term relative decline in the State economy has been attributed to the combined state and local tax burden, which is among the highest in the nation. The existence of this tax burden limits the State's ability to impose higher taxes in the event of future financial difficulties.

    If during the existence of the New York Trust, the City, the State, or any of its agencies or municipalities, because of its or their own financial difficulties, become unable to meet regular commitments or if there should be a default, moratorium or other interruption of payments of interest or principal on any obligation issued by the City, the State, or a municipality or other authority in New York State, the market value and marketability of Bonds in the New York Trust, the asset value of Units of the New York Trust and the interest income to the New York Trust, could be adversely affected.

New York Tax Status

In the opinion of Messrs. Cahill Gordon & Reindel, special New York counsel on New York tax matters, as of the date of this Prospectus, under existing law:

    Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determining the amount of the income-based (i) New York State franchise taxes on business and financial corporations or
    (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on individuals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

    Non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 150 (Uninsured)
MULTISTATE SERIES 52
  consisting of:
    California Trust (Insured)
    New York Trust (Insured)

We have audited the statements of financial condition and schedules of portfolio securities of the National Municipal Trust, Series 150 (Uninsured) and Multistate Series 52 consisting of the California Trust (Insured) and the New York Trust (Insured) as of May 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 1997, as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust, Series 150 (Uninsured) and Multistate Series 52 consisting of the California Trust (Insured) and the New York Trust (Insured) as of May 31, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

August 1, 1997
New York, New York

</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 150
                                       (UNINSURED)

                                       May 31, 1997


                                      TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $8,550,040) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))             $8,890,011

Accrued interest receivable                                          179,354

           Total                                                   9,069,365

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                      7,919

   Accrued Trust fees and expenses                                     4,679

           Total liabilities                                          12,598

Net Assets:

   Balance applicable to 9,488 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $339,971                   $8,890,011

      Undistributed principal and net investment
        income (Note (b))                             166,756

           Net assets                                             $9,056,767

Net asset value per Unit ($9,056,767 divided by 9,488 Units)      $   954.55

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 150
                                       (UNINSURED)

                                                For the year ended May 31,
                                                1997       1996       1995
Investment income - interest                  $634,189   $649,914   $662,862

Trust fees and expenses                         15,375     15,758     16,061

           Investment income - net             618,814    634,156    646,801

Net gain (loss) on investments:

   Realized gain (loss) on securities sold
     or redeemed                                30,962     (9,440)    (9,331)

   Net unrealized market (depreciation)
     appreciation                              (18,862)   (90,474)   236,617

           Net gain (loss) on investments       12,100    (99,914)   227,286

Net increase in net assets resulting from
  operations                                  $630,914   $534,242   $874,087

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 150
                                       (UNINSURED)

                                             For the year ended May 31,
                                           1997         1996         1995
Operations:

   Investment income - net              $  618,814   $  634,156   $  646,801

   Realized gain (loss) on securities
     sold or redeemed                       30,962       (9,440)      (9,331)

   Net unrealized market (deprecia-
     tion) appreciation                    (18,862)     (90,474)     236,617

           Net increase in net assets
             resulting from operations     630,914      534,242      874,087

Less Distributions to Unit Holders:

   Principal                              (160,561)    (185,000)    (235,000)

   Investment income - net                (605,027)    (621,100)    (635,400)

           Total distributions            (765,588)    (806,100)    (870,400)

Less Capital Share Transactions:

   Redemption on 512 Units                (481,265)        -            -

   Accrued interest on redemption           (8,407)        -            -

           Total capital share trans-
             actions                      (489,672)        -            -

Net (decrease) increase in net assets     (624,346)    (271,858)       3,687

Net assets:

   Beginning of year                     9,681,113    9,952,971    9,949,284

   End of year (including undistributed
     principal and net investment in-
     come of $166,756, and undistrib-
     uted net investment income of
     $173,596 and $172,985, respec-
     tively)                            $9,056,767   $9,681,113   $9,952,971

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 150
                                (UNINSURED)

                                May 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (June 23, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 150
                                (UNINSURED)

                                May 31, 1997

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (June 23, 1992) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 1997 follows:

       Original cost to investors                              $10,138,038
       Less:  Gross underwriting commissions (sales charge)       (481,600)
       Net cost to investors                                     9,656,438
       Cost of securities sold or redeemed                      (1,164,958)
       Net unrealized market appreciation                          339,971
       Accumulated interest accretion                               58,560
       Net amount applicable to investors                      $ 8,890,011


(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                              For the years ended May 31,
                                              1997        1996       1995

       Principal distributions during year   $ 16.25    $ 18.50    $ 23.50

       Net investment income distributions
         during year                         $ 60.97    $ 62.11    $ 63.54

       Net asset value at end of year        $954.55    $968.11    $995.30

       Trust Units outstanding at end of
         year                                  9,488     10,000     10,000

                                        A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 150
                                             (UNINSURED)

                                             May 31, 1997

Port-                                                                                                 Optional
folio                                  Rating       Face       Coupon    Maturity   Sinking Fund      Refunding        Market
No.         Title of Securities          <F1>       Amount     Rate       Date     Redemptions <F3>   Redemptions<F2>   Value
                                                                                                                      <F4><F5>
 1.  Arkansas Development
     Finance Authority, Single-
     Family Mortgage Revenue
     Bonds, 1988 Series A (GNMA
     Mortgage-Backed Securities
     Program).  <F6>                    AAA      $  385,000     8.400%   08/01/20   02/01/12@100    08/01/98@102     $  398,202

 2.  The Delaware Economic
     Development Authority, Water
     Development Revenue Bonds,
     Series 1992A (Wilmington
     Suburban Water Corporation
     Project).  <F6>                    A            500,000    6.800    12/01/23   NONE            06/01/02@102        526,535

 3.  City of Miami, Florida,
     Health Facilities Authority,
     Hospital Revenue Refunding
     Bonds, Series 1988A (Mercy
     Hospital Project).                 A3<F7>     1,000,000    8.125    08/01/11   08/01/01@100    08/01/98@102      1,057,720

 4.  City of New Orleans,
     Louisiana, General Obliga-
     tion Refunding Bonds, Series
     1991, AMBAC Insured.  <F9>         AAA          800,000    0.000    09/01/17   NONE            NONE                250,808

 5.  Louisiana Public Facili-
      ties Authority, Single-
     Family Mortgage Purchase
     Bonds, Series 1991A.                Aa<F7>       625,000    7.375  10/01/12     NONE       10/01/01@103            652,469

 6.  Louisiana Public Facili-
     ties Authority, Single-
     Family Mortgage Purchase
     Bonds, Series 1991A.               Aa(7)        25,000     7.375    10/01/12   NONE            07/01/97@100         25,000

 7.  Massachusetts Health and
     Educational Facilities
     Authority, Revenue Bonds,
     Jordan Hospital Issue,
     Series C.                          A-         1,100,000    6.875    10/01/22   NONE            10/01/02@102      1,174,931

 8.  Massachusetts Water
     Resources Authority General
     Revenue Bonds, 1992 Series
     A.  <F8>                           AAA          880,000    6.500    07/15/21   07/15/19@100    07/15/02@102        967,753

 9.  Regional Convention and
     Sports Complex Authority,
     Convention and Sports Facil-
     ity Project Bonds, St. Louis
     County, Missouri, Series B
     1991.  <F8>                        AAA        1,175,000    7.000    08/15/21   08/15/21@100    08/15/03@100      1,316,940

10.  The Hospitals and Higher
     Education Facilities Author-
     ity of Philadelphia, Hospi-
     tal Revenue Bonds, (Albert
     Einstein Medical Center),
     Series of 1989.                    A<F7>      1,250,000    7.625    04/01/11   04/01/00@100    04/01/99@102      1,314,913

11.  Alliance Airport Author-
     ity, Inc. Special Facilities
     Revenue Bonds, Series 1990
     (American Airlines, Inc.
     Project).  <F6>                    Baa2<F7>   1,125,000    7.500    12/01/29   12/01/16@100    12/01/00@102      1,204,740

                                                  $8,865,000                                                         $8,890,011

                             See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 150
                              (UNINSURED)

                              May 31, 1997

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of May 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (May 30, 1997).

<F5> At May 31, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $387,368
       Gross unrealized market depreciation          (47,397)
       Net unrealized market appreciation           $339,971

    The amortized cost of the Securities for Federal income tax purposes was $8,550,040 at May 31, 1997.

<F6> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F7> Moody's Investors Service, Inc. rating.

<F8> The Issuers of Portfolio Nos. 8 and 9 have indicated that they will refund these Securities on their respective optional redemption dates.

<F9> Insurance to maturity has been obtained by the Issuer from the listed Insurance company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such security to maturity.

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 52
                                     CALIFORNIA TRUST
                                        (INSURED)

                                       May 31, 1997

                                      TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $1,999,660) (Note (a) and Schedule
  of Portfolio Securities Notes (4) and (5))                      $2,121,395

Accrued interest receivable                                           34,726

           Total                                                   2,156,121

                                 LIABILITY AND NET ASSETS

Less Liability:

   Due to Trustee                                                      3,286

Net Assets:

   Balance applicable to 2,039 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $121,735                                  $2,121,395

      Undistributed principal and net investment
        income (Note (b))                                31,440

           Net assets                                             $2,152,835

Net asset value per Unit ($2,152,835 divided by 2,039 Units)      $ 1,055.83

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 52
                                     CALIFORNIA TRUST
                                        (INSURED)

                                                For the years ended May 31,
                                                1997       1996       1995
Investment income - interest                  $136,204   $168,386   $191,450

 Trust fees and expenses                         5,617      6,440      6,510

           Investment income - net             130,587    161,946    184,940

Net gain (loss) on investments:

   Realized gain on securities sold or
     redeemed                                   16,663     18,329       -

   Net unrealized market appreciation
    (depreciation)                              30,731    (86,849)   107,051

           Net gain (loss) on investments       47,394    (68,520)   107,051

Net increase in net assets resulting from
  operations                                  $177,981   $ 93,426   $291,991

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 52
                                     CALIFORNIA TRUST
                                        (INSURED)

                                             For the year ended May 31,
                                           1997         1996         1995
Operations:

   Investment income - net              $  130,587    $ 161,946   $  184,940

   Realized gain on securities sold or
     redeemed                               16,663       18,329         -

   Net unrealized market appreciation
     (depreciation)                         30,731      (86,849)     107,051

           Net increase in net assets
             resulting from operations     177,981       93,426      291,991

Less Distributions to Unit Holders:

   Investment income - net                (131,558)    (160,844)    (182,880)

Less Capital Share Transactions:

  Redemption of 328 Units and 633
    Units, respectively                   (346,027)    (657,683)        -

  Accrued interest on redemption            (4,370)      (9,677)        -

           Total capital share
             transactions                 (350,397)    (667,360)        -

Net (decrease) increase in net assets     (303,974)    (734,778)     109,111

Net assets:

   Beginning of year                     2,456,809    3,191,587    3,082,476

   End of year (including undistributed
     principal and net investment in-
     come of $31,440, and undistributed
     net investment income of $35,149
     and $48,543, respectively)         $2,152,835   $2,456,809   $3,191,587

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 52
                              CALIFORNIA TRUST
                                 (INSURED)

                                May 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (June 23, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 52
                              CALIFORNIA TRUST
                                 (INSURED)

                                May 31, 1997

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (June 23, 1992) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 1997 follows:

       Original cost to investors                               $3,105,414
       Less:  Gross underwriting commissions (sales charge)       (147,510)
       Net cost to investors                                     2,957,904
       Cost of securities sold or redeemed                        (969,089)
       Unrealized market appreciation                              121,735
       Accumulated interest accretion                               10,845
       Net amount applicable to investors                       $2,121,395

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                              For the year ended May 31,
                                             1997        1996        1995
       Net investment income distribu-
         tions during year                $   60.96   $   60.74   $   60.96

       Net asset value at end of year     $1,055.83   $1,037.94   $1,063.86

       Trust Units outstanding at end
         of year                              2,039       2,367       3,000

                                        A-13

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                         MULTISTATE SERIES 52
                                           CALIFORNIA TRUST
                                              (INSURED)

                                             May 31, 1997

Port-                                                                                                   Optional
folio                                  Rating       Face       Coupon   Maturity   Sinking Fund       Refunding        Market
No.       Title of Securities<F15>      <F10>     Amount       Rate      Date   Redemptions <F12> Redemptions<F11>     Value
                                                                                                                     <F13><F14>
 1.  California Health Facili-
     ties Financing Authority
     Revenue, Marin General Hos-
     pital, FSA Insured.                 AAA      $  320,000    7.000%   08/01/15   NONE            08/01/00@102     $  343,891

 2.  Escondido Joint Powers
     Financing Authority, (San
     Diego County, California),
     Revenue Bonds, Series 1992,
     AMBAC Insured.                      AAA          30,000    0.000    09/01/13   NONE            NONE                 11,729

 3.  Port of Oakland, Califor-
     nia, Revenue Bonds, 1992
     Series E, MBIA Insured.  <F16>       AAA         550,000    6.500    11/01/16   NONE            11/01/02@102        581,053

 4.  Redevelopment Agency of
     the City of Sunnyvale, Cen-
     tral Core Redevelopment
     Project, Tax Allocation
     Refunding Bonds, Series
     1992, AMBAC Insured.                AAA         245,000    6.300    10/01/10   10/01/07@100    10/01/00@102        258,811

 5.  State Public Works Board
     of the State of California,
     Lease Revenue Bonds,
     (Department of Corrections),
     1991 Series A, (State
     Prisons-Imperial County),
     MBIA Insured.                       AAA         370,000    6.500    09/01/17   09/01/11@100    NONE                416,276

 6.  Tustin Community Redevel-
     opment Agency, Town Center
     Area Redevelopment Project,
     Subordinate Tax Allocation
     Bonds, Series 1991, MBIA
     Insured.                            AAA         465,000    6.750    12/01/07   NONE            12/01/01@102        509,635

                                                  $1,980,000                                                         $2,121,395

                               See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 52
                            CALIFORNIA TRUST
                               (INSURED)

                              May 31, 1997

<F10> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F11> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F12> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F13> The market value of the Securities as of May 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (May 30, 1997).

<F14> At May 31, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $121,735
       Gross unrealized market depreciation             -
       Unrealized market appreciation               $121,735

    The amortized cost of the Securities for Federal income tax purposes was $1,999,660 at May 31, 1997.

<F15> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company for the Securities. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

<F16> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 52
                                      NEW YORK TRUST
                                        (INSURED)

                                       May 31, 1997


                                      TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,602,174) (Note (a) and Schedule
  of Portfolio Securities Notes (4) and (5))                      $3,801,251

Accrued interest receivable                                           71,354

           Total                                                   3,872,605

                                 LIABILITY AND NET ASSETS

Less Liability:

   Due to Trustee                                                     11,707

Net Assets:

   Balance applicable to 3,648 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $199,077                     $3,801,251

      Undistributed principal and net investment
        income (Note (b))                                59,647

           Net assets                                             $3,860,898

Net asset value per Unit ($3,860,898 divided by 3,648 Units)      $ 1,058.36

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 52
                                      NEW YORK TRUST
                                        (INSURED)

                                                For the years ended May 31,
                                                1997       1996       1995
Investment income - interest                  $245,303   $256,377   $258,382

Trust fees and expenses                          7,488      7,895      7,557

           Investment income - net             237,815    248,482    250,825

Net gain (loss) on investments:

   Realized gain on securities sold
     or redeemed                                14,348      3,244        175

   Net unrealized market appreciation
     (depreciation)                             49,211    (58,180)   109,723

           Net gain (loss) on investments       63,559    (54,936)   109,898

Net increase in net assets resulting from
  operations                                  $301,374   $193,546   $360,723

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 52
                                      NEW YORK TRUST
                                        (INSURED)

                                             For the year ended May 31,
                                           1997         1996         1995
Operations:

   Investment income - net              $  237,815   $  248,482   $  250,825

   Realized gain on securities sold or
     redeemed                               14,348        3,244          175

   Net unrealized market appreciation
     (depreciation)                         49,211      (58,180)     109,723

           Net increase in net assets
             resulting from operations     301,374      193,546      360,723

Less Distributions to Unit Holders:

   Principal                                  -            -         (10,000)

   Investment income - net                (231,031)    (242,418)    (244,840)

           Total distributions            (231,031)    (242,418)    (254,840)

Less Capital Share Transactions:

   Redemption of 278 Units and 74
     Units, respectively                  (291,906)     (78,066)        -

   Accrued interest on redemption           (4,557)      (1,225)        -

           Total capital share
             transactions                 (296,463)     (79,291)        -

Net (decrease) increase in net assets     (226,120)    (128,163)     105,883

Net assets:

   Beginning of year                     4,087,018    4,215,181    4,109,298

   End of year (including undistributed
     principal and net investment in-
     come of $59,647 and $66,172, and
     undistributed net investment
     income of $64,728, respectively)   $3,860,898   $4,087,018   $4,215,181

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 52
                               NEW YORK TRUST
                                 (INSURED)

                                May 31, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (June 23, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 52
                               NEW YORK TRUST
                                 (INSURED)

                                May 31, 1997

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (June 23, 1992) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of May 31, 1997 follows:

       Original cost to investors                               $4,130,616
       Less:  Gross underwriting commissions (sales charge)       (196,200)
       Net cost to investors                                     3,934,416
       Cost of securities sold or redeemed                        (363,717)
       Unrealized market appreciation                              199,077
       Accumulated interest accretion                               31,475
       Net amount applicable to investors                       $3,801,251


(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                              For the year ended May 31,
                                             1997        1996        1995
       Principal distributions during
         year                             $     -     $    -      $    2.50

       Net investment income distribu-
         tions during year                $   61.09   $   61.17   $   61.21

       Net asset value at end of year     $1,058.36   $1,041.01   $1,053.80

       Trust Units outstanding at end
         of year                              3,648       3,926       4,000

                                        A-20

                              SCHEDULE OF PORTFOLIO SECURITIES

                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 52
                                       NEW YORK TRUST
                                          (INSURED)

                                       May 31, 1997

Port-                                                                                               Optional
folio                                Rating       Face       Coupon    Maturity   Sinking Fund     Refunding        Market
No.       Title of Securities<F23>     <F17>     Amount       Rate        Date   Redemptions<F19>Redemptions<F18>   Value
                                                                                                                  <F20><F21>
 1.  Dormitory Authority of the
     State of New York, City
     University System Consoli-
     dated, Second General
     Resolution Revenue Bonds,
     Series 1990C, FGIC Insured.         AAA      $  750,000    7.500%   07/01/10   07/01/05@100    NONE             $  903,075

 2.  Dormitory Authority of the
     State of New York, College
     and University Education
     Loan, Revenue Bonds, 1992
     Issue, MBIA Insured.  <F22>         AAA         185,000    0.000    07/01/12   NONE            NONE                 81,361

 3.  New York City Municipal
     Water Finance Authority,
     Water and Sewer System Rev-
     enue Bonds, Fiscal 1992,
     Series C, AMBAC Insured.            AAA         200,000    6.200    06/15/21   06/15/19@100    06/15/02@101.5      209,268

 4.  New York State Energy
     Research and Development
     Authority, Series 1989A,
     (The Brooklyn Union Gas
     Company Project), MBIA
     Insured.  <F22>                     AAA         750,000    6.750    02/01/24   NONE            05/06/02@102        808,560

 5.  New York State Medical
     Care, Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, Series B,
     AMBAC Insured.                      AAA         225,000    6.250    08/15/18   NONE            02/15/02@102        234,594

 6.  New York State Medical
     Care, Facilities Finance
     Agency, Long-Term Health
     Care Revenue Bonds, 1992
     Series A, FSA Insured.              AAA         650,000    6.800    11/01/14   NONE            05/01/02@102        699,407

 7.  The City of New York, Gen-
     eral Obligation Bonds,
     Fiscal 1992, Series H, FSA
     Insured.                            AAA         750,000    7.000    02/01/17   NONE            02/01/02@101.5      818,678

 8.  The Port Authority of New
     York and New Jersey Con-
     solidated Bonds, Seventy-           AAA         105,000    0.000    08/01/12   NONE            NONE                 46,308
                                                  $3,615,000                                                         $3,801,251

                             See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 52
                             NEW YORK TRUST
                               (INSURED)

                              May 31, 1997

<F17> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.


<F18> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F19> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F20> The market value of the Securities as of May 31, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period (May 30, 1997).

<F21> At May 31, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $199,077
       Gross unrealized market depreciation             -
       Unrealized market appreciation               $199,077

    The amortized cost of the Securities for Federal income tax purposes was $3,602,174 at May 31, 1997.

<F22> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F23> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company for the Securities. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.
                                  A-22

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

                                      UNDERTAKING

                  The Sponsor undertakes that it will not instruct the
            Trustee to accept from (i) Financial Guaranty Insurance Com-pany, Municipal Bond Insurance Association or any other insur-ance company affiliated with Sponsor, in settlement of any claim, less than an amount sufficient to pay any principal or interest (and, in the case of a taxability redemption, premium) then due on any Security in accordance with the municipal bond guaranty insurance policy attached to such Security or (ii) any affiliate of the the Sponsor who has any obligation with respect to any Security, less than the full amount due pursuant to the obligation, unless such instructions have been approved by the Securities and Exchange Commission pursuant to Rule 17d-1 under the Investment Company Act of 1940.
            The following Exhibits:

         ****Ex-3.(i)  -    Restated Certificate of Incorporation of Pru-
                              dential Securities Incorporated dated March
                              29, 1993.
       *****Ex-3.(ii)  -    Revised By-Laws of Prudential Securities Incor-
                              porated as amended through June 21, 1997.
                +Ex-4  -    Trust Indenture and Agreement dated
                              September 6, 1989.
                *Ex-8  -    Opinion of Paul, Hastings, Janofsky & Walker.
               *Ex-23  -    Consent of Kenny S&P Evaluation Services, a
                              division of J.J. Kenny Co., Inc. (as
                              evaluator).
             ***Ex-24  -    Powers of Attorney executed by a majority of
                              the Board of Directors of Prudential Securi-
                              ties Incorporated.
               *Ex-27  -    Financial Data Schedule for Series 150.
             *Ex-27.1  -    Financial Data Schedule for Multistate
                              Series 52 (California).
             *Ex-27.2  -    Financial Data Schedule for Multistate Series
                              52 (New York).
                Ex-99       Information as to Officers and Directors of
                              Prudential Securities Incorporated is
                              incorporated by reference to Schedules A and
                              D of Form BD filed by Prudential Securities
                              Incorporated pursuant to Rules l5b1-1 and
                              l5b3-1 under the Securities Exchange Act of
                              1934 (1934 Act File No. 8-16267).
            **Ex-99.2  -    Affiliations of Sponsor with other investment
                              companies.
            **Ex-99.3  -    Broker's Blanket Policies, Standard Form No. 14
                              in the aggregate amount of $62,500,000.
             +Ex-99.4   -   Investment Advisory Agreement.
_________________________

        *   Filed herewith.

       ** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registra-tion No. 6-89263.

      *** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Regis-tration No. 333-15919.

     **** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

    ***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

        + Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 150 and Multistate Series 52 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendments thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 24th day of September, 1997.

                         NATIONAL MUNICIPAL TRUST,
                         Series 150
                         Multistate Series 52
                           (Registrant)

                         By PRUDENTIAL SECURITIES INCORPORATED
                              (Depositor)

                         By the following persons,* who
                            constitute a majority of the
                            Board of Directors of Prudential
                            Securities Incorporated


                                   Robert C. Golden
                                   Alan D. Hogan
                                   A. Laurence Norton, Jr.
                                   Leland B. Paton
                                   Martin Pfinsgraff
                                   Vincent T. Pica II
                                   Hardwick Simmons
                                   Lee B. Spencer, Jr.

                         By __/s/ Kenneth Swankie    ___
                               (Kenneth Swankie,
                               Senior Vice President,
                               Manager--Unit Investment
                               Trust Department,
                               as authorized
                               signatory for Prudential Securities
                               Incorporated and Attorney-
                               in-Fact for the persons
                               listed above)
_____________________

*    Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

          The consents of counsel to the use of their names in the Prospec-tus included in this Registration Statement are contained in their opinions filed as Exhibit 5 and 8-CA to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report, dated August 1, 1997, accompanying the financial statements of the National Municipal Trust, Series 150 (Uninsured) and Multistate Series 52 consisting of the California Trust (Insured) and the New York Trust (Insured) included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

September 23, 1997
New York, New York
                                         II-5